Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2020	2019
U.K. R&D tax credit	$17,032	$11,503
Prepaid tax	1,927	842
Other current assets	4,312	2,999
	$23,271	$15,344